Business Developments (Narrative) (Detail) ¥ / shares in Units, Rp / shares in Units, ¥ in Millions, € in Billions, Rp in Billions, $ in Billions													1 Months Ended		12 Months Ended
	Aug. 03, 2018 JPY (¥)		Aug. 03, 2018 IDR (Rp) Rp / shares	Dec. 29, 2017 JPY (¥)		Dec. 29, 2017 IDR (Rp) Rp / shares	Oct. 02, 2017 JPY (¥)	Oct. 04, 2016 JPY (¥)	Oct. 03, 2016 JPY (¥)	Sep. 12, 2016 JPY (¥)	Apr. 30, 2016 JPY (¥)	Apr. 01, 2016 JPY (¥)	Oct. 31, 2018 JPY (¥) Subsidiaries	Oct. 31, 2018 AUD ($) Subsidiaries	Mar. 31, 2019 JPY (¥) Offices	Mar. 31, 2017 JPY (¥)	Mar. 01, 2019 JPY (¥)	Mar. 01, 2019 EUR (€)	Aug. 03, 2018 ¥ / shares		Mar. 31, 2018 JPY (¥)	Dec. 29, 2017 ¥ / shares		Dec. 26, 2017	May 15, 2017 JPY (¥)
Business Developments [Line Items]
Goodwill, recorded on acquisition															¥ 433,891	¥ 450,143					¥ 441,334
Liability recognized in Other liabilities															7,358,506						7,407,413
Reduction in Noncontrolling interests															(785,200)						(675,633)
Reduction in Capital surplus															(5,577,186)						(5,740,165)
Increase in Accumulated other comprehensive income, net of taxes															¥ (284,269)	2,281,423					¥ 2,477,315
MUFG Bank's Acquisition of Security Bank Corporation's Shares [Member]
Business Developments [Line Items]
Equity interest after acquisition, in aggregated percentage												20.00%
Equity interest for acquisition												¥ 91,993
Mitsubishi UFJ Trust and Banking's Acquisition of Capital Analytics II LLC [Member]
Business Developments [Line Items]
Ownership acquired, in percentage											100.00%
Business acquisition in cash											¥ 4,494
Goodwill, recorded on acquisition											2,858
Intangible assets, recorded on acquisition											¥ 1,388
Measurement period adjustment for goodwill applied to the acquisition date fair value																¥ (115)
Krungsri's Acquisition of Hattha Kaksekar Limited [Member]
Business Developments [Line Items]
Ownership acquired, in percentage										100.00%
Business acquisition in cash										¥ 15,703
Goodwill, recorded on acquisition										8,280
Intangible assets, recorded on acquisition										¥ 476
MUFG's Acquisition of Hitachi Capital Corporation's Shares [Member]
Business Developments [Line Items]
Equity interest after acquisition, in aggregated percentage									23.00%
Equity interest for acquisition									¥ 91,877
Mitsubishi UFJ Trust and Banking's Acquisition of Rydex Fund Services, LLC [Member]
Business Developments [Line Items]
Ownership acquired, in percentage								100.00%
Business acquisition in cash								¥ 17,431
Goodwill, recorded on acquisition								5,232
Intangible assets, recorded on acquisition								¥ 11,507
Mitsubishi UFJ NICOS becomes a Wholly-Owned Subsidiary of MUFG [Member]
Business Developments [Line Items]
Ownership acquired, in percentage							15.02%
Business acquisition in cash							¥ 50,000
Liability recognized in Other liabilities																									¥ 50,000
Reduction in Noncontrolling interests																									15,390
Reduction in Capital surplus																									34,751
Increase in Accumulated other comprehensive income, net of taxes																									¥ 141
Settlement of Other Liabilities							¥ 50,000
MUFG Bank's Acquisition of Shares in Bank Danamon in Indonesia [Member]
Business Developments [Line Items]
Number of offices in Indonesia | Offices															1,800
Description of strategic investment															Will be executed through three steps (the "Proposed Transaction"), and the completion of the Proposed Transaction will result in MUFG Bank becoming the largest shareholder in Danamon and Danamon becoming a consolidated subsidiary of MUFG Bank.
Equity interest after acquisition, in aggregated percentage	40.00%		40.00%	19.90%		19.90%
Additional equity interests acquired, in percentage	20.10%		20.10%
Price per share paid | (per share)			Rp 8,921			Rp 8,323													¥ 69	[1]		¥ 70	[2]
Investment amount paid	¥ 132,300	[1]	Rp 17,187.0	¥ 133,000	[2]	Rp 15,875.0
Description of Calculation basis	A price book-value ratio of 2.0 calculated on the basis of Danamon's net assets as of June 30, 2018 with certain adjustments applied.		A price book-value ratio of 2.0 calculated on the basis of Danamon's net assets as of June 30, 2018 with certain adjustments applied.	A price book-value ratio of 2.0 calculated on the basis of Danamon's net assets as of September 30, 2017 with certain adjustments applied.		A price book-value ratio of 2.0 calculated on the basis of Danamon's net assets as of September 30, 2017 with certain adjustments applied.
Price book-value ratio			2.0			2.0													2.0			2.0
Exchange rate of IDR			0.0077			0.0084													0.0077			0.0084
MUFG Bank's Acquisition of Shares in Bank Danamon in Indonesia [Member] | Minimum [Member]
Business Developments [Line Items]
Final equity interest expected upon the completion of proposed transactions																								73.80%
Mitsubishi UFJ Trust and Banking's Acquisition of Colonial First State Global Asset Management [Member]
Business Developments [Line Items]
Equity interest after acquisition, in aggregated percentage													100.00%	100.00%
Number of subsidiaries acquired | Subsidiaries													9	9
Equity interest for acquisition													¥ 328,000	$ 4.0
MUFG Bank's Acquisition of DVB Bank SE's Aviation Finance Division [Member]
Business Developments [Line Items]
Aviation finance client lending portfolio transferred																	¥ 716,300	€ 5.6

[1]	Calculated based on the exchange rate of IDR1 = ¥0.0077
[2]	Calculated based on the exchange rate of IDR1 = ¥0.0084